AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Principal Amount	Value
Corporate Bonds and Notes - 51.9%
Financials - 12.2%
Aircastle, Ltd. (Bermuda)
5.250%, 08/11/25[1]	$1,000,000	$1,089,068
Ally Financial, Inc.
8.000%, 11/01/31	3,200,000	4,453,482
American Tower Corp.
4.400%, 02/15/26	2,300,000	2,588,245
Bank of America Corp.
(3.419% to 12/20/27 then 3 month LIBOR + 1.040%), 3.419%, 12/20/28[2,3]	2,300,000	2,465,497
Series JJ, (5.125% to 06/20/24 then 3 month LIBOR + 3.926%), 5.125%, 06/20/24[2,3,4]	5,000,000	5,297,500
The Bank of New York Mellon Corp.
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[2,3,4]	5,000,000	5,417,250
Boston Properties, LP
3.400%, 06/21/29	4,800,000	5,039,422
The Charles Schwab Corp.
Series I, (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[2,3,4]	5,000,000	5,062,000
CME Group, Inc.
3.750%, 06/15/28	2,300,000	2,556,424
Crown Castle International Corp.
4.000%, 03/01/27	2,300,000	2,542,633
Equinix, Inc.
1.000%, 09/15/25	5,200,000	5,103,948
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/31	1,800,000	1,860,255
The Goldman Sachs Group, Inc.
6.750%, 10/01/37	2,300,000	3,235,464
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29	5,200,000	5,156,369
Iron Mountain, Inc.
4.500%, 02/15/31[1]	4,000,000	3,954,400
JPMorgan Chase & Co.
4.125%, 12/15/26	2,800,000	3,151,301
Series U, (6.125% to 04/30/24 then 3 month LIBOR + 3.330%), 6.125%, 04/30/24[2,3,4]	4,900,000	5,251,257
Lloyds Banking Group PLC (United Kingdom)
4.582%, 12/10/25	2,400,000	2,678,641
Marsh & McLennan Cos., Inc.
5.875%, 08/01/33	1,900,000	2,494,135
Mastercard, Inc.
3.375%, 04/01/24	2,300,000	2,493,488
MBIA Insurance Corp.
11.501%, 01/15/33[1]	525,000	236,250
	Principal Amount	Value

MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[2,3,4]	$5,000,000	$5,162,500
Morgan Stanley
3.950%, 04/23/27	2,300,000	2,543,496
Nationwide Mutual Insurance Co.
4.350%, 04/30/50[1]	2,400,000	2,511,960
OneMain Finance Corp.
8.250%, 10/01/23	3,600,000	4,050,000
Owl Rock Capital Corp.
4.250%, 01/15/26	2,400,000	2,517,595
Prudential Financial, Inc.
3.700%, 03/13/51	2,400,000	2,532,640
SBA Communications Corp.
3.875%, 02/15/27	4,000,000	4,088,800
SLM Corp.
4.200%, 10/29/25	1,900,000	1,995,038
Sprint Capital Corp.
6.875%, 11/15/28	3,300,000	4,161,201
Starwood Property Trust, Inc.
4.750%, 03/15/25	1,800,000	1,868,904
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.508%, 01/12/24	3,200,000	3,184,651
The Toronto-Dominion Bank, MTN (Canada)
0.250%, 01/06/23	2,500,000	2,495,804
Truist Financial Corp.
Series P, (4.950% to 12/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.605%), 4.950%, 09/01/25[2,3,4]	5,000,000	5,418,750
VICI Properties LP/VICI Note Co., Inc.
3.500%, 02/15/25[1]	4,000,000	4,072,500
Visa, Inc.
4.150%, 12/14/35	2,200,000	2,598,621
Weyerhaeuser Co.
6.875%, 12/15/33	3,100,000	4,153,568

Total Financials		125,483,057
Industrials - 38.1%
Adient Global Holdings, Ltd. (Jersey)
4.875%, 08/15/26[1]	4,000,000	4,105,000
Advocate Health & Hospitals Corp.
4.272%, 08/15/48	2,200,000	2,616,779
Air Products and Chemicals, Inc.
2.700%, 05/15/40	2,700,000	2,575,955
Alcoa Nederland Holding, B.V. (Netherlands)
4.125%, 03/31/29[1]	4,000,000	4,034,160
American Axle & Manufacturing, Inc.
6.875%, 07/01/28	3,800,000	3,983,844
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	2,300,000	2,608,778

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 38.1% (continued)
Aramark Services, Inc.
4.750%, 06/01/26	$4,000,000	$4,112,000
ArcelorMittal, S.A. (Luxembourg)
4.550%, 03/11/26	3,700,000	4,102,201
AT&T, Inc.
4.300%, 02/15/30	2,300,000	2,588,622
Ball Corp.
2.875%, 08/15/30	4,200,000	4,045,650
BorgWarner, Inc.
2.650%, 07/01/27	2,400,000	2,490,665
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.875%, 01/15/27	2,300,000	2,498,315
Caesars Entertainment, Inc.
6.250%, 07/01/25[1]	3,800,000	4,042,440
Campbell Soup Co.
2.375%, 04/24/30	2,600,000	2,541,122
CDK Global, Inc.
4.875%, 06/01/27	3,800,000	3,970,050
CDW LLC/CDW Finance Corp.
3.250%, 02/15/29	4,000,000	3,950,000
Centene Corp.
3.375%, 02/15/30	4,000,000	4,037,480
Central Garden & Pet Co.
4.125%, 10/15/30	1,800,000	1,818,000
Cisco Systems, Inc.
5.500%, 01/15/40	1,900,000	2,565,466
The Coca-Cola Co.
2.500%, 06/01/40	2,700,000	2,530,777
Comcast Corp.
4.150%, 10/15/28	2,200,000	2,517,025
CommonSpirit Health
3.347%, 10/01/29	2,400,000	2,559,146
Corning, Inc.
6.850%, 03/01/29	2,000,000	2,544,628
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, 09/30/26	3,800,000	4,037,500
CVS Health Corp.
5.125%, 07/20/45	2,100,000	2,564,340
Dana, Inc.
5.375%, 11/15/27	3,800,000	3,990,000
Dell International LLC/EMC Corp.
8.100%, 07/15/36[1]	1,800,000	2,634,854
Dell, Inc.
7.100%, 04/15/28	3,200,000	4,024,000
Delta Air Lines, Inc.
7.375%, 01/15/26	3,500,000	4,107,972
Donnelley Financial Solutions, Inc.
8.250%, 10/15/24	3,800,000	3,961,500
	Principal Amount	Value

Elanco Animal Health, Inc.
5.900%, 08/28/28[5]	$3,500,000	$3,968,125
Encompass Health Corp.
4.750%, 02/01/30	4,000,000	4,114,804
Energean Israel Finance, Ltd. (Israel)
5.375%, 03/30/28[1]	1,195,000	1,208,258
5.875%, 03/30/31[1]	1,400,000	1,397,076
FedEx Corp.
3.100%, 08/05/29	2,400,000	2,515,327
Fiserv, Inc.
4.200%, 10/01/28	2,300,000	2,590,254
FMG Resources August 2006 Pty, Ltd. (Australia)
4.500%, 09/15/27[1]	3,800,000	4,060,072
The Ford Foundation
Series 2020, 2.415%, 06/01/50	3,000,000	2,696,694
Freeport-McMoRan, Inc.
5.400%, 11/14/34	3,400,000	4,047,751
The George Washington University
Series 2018, 4.126%, 09/15/48	2,200,000	2,559,561
Georgia-Pacific LLC
2.300%, 04/30/30[1]	2,500,000	2,488,629
GLP Capital LP/GLP Financing II Inc.
5.750%, 06/01/28	1,600,000	1,845,712
The Goodyear Tire & Rubber Co.
9.500%, 05/31/25	3,500,000	3,924,375
Graphic Packaging International LLC
3.500%, 03/01/29[1]	4,000,000	3,890,000
Hanesbrands, Inc.
4.875%, 05/15/26[1]	3,800,000	4,075,500
Hasbro, Inc.
3.900%, 11/19/29	4,400,000	4,729,002
HB Fuller Co.
4.250%, 10/15/28	4,000,000	4,064,240
HCA, Inc.
3.500%, 09/01/30	3,700,000	3,742,716
7.500%, 11/06/33	75,000	99,966
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/30	3,900,000	4,137,120
The Home Depot, Inc.
5.875%, 12/16/36	1,800,000	2,489,763
Howmet Aerospace, Inc.
6.875%, 05/01/25	3,500,000	4,055,625
Hudbay Minerals, Inc. (Canada)
4.500%, 04/01/26[1]	4,000,000	4,157,240
Intel Corp.
3.400%, 03/25/25	2,300,000	2,502,031
John Deere Capital Corp.
0.700%, 01/15/26	2,600,000	2,548,060
Johnson Controls International plc/Tyco Fire & Security Finance SCA (Ireland)
1.750%, 09/15/30	5,300,000	4,966,940

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 38.1% (continued)
Kaiser Foundation Hospitals
3.150%, 05/01/27	$4,600,000	$5,016,427
KLA Corp.
5.650%, 11/01/34	2,600,000	3,247,075
Klabin Finance, S.A. (Luxembourg)
4.875%, 09/19/27[1]	3,700,000	4,042,250
Kohl's Corp.
9.500%, 05/15/25	3,300,000	4,277,411
Kraft Heinz Foods Co.
4.250%, 03/01/31	3,700,000	4,074,759
Lamar Media Corp.
4.875%, 01/15/29	3,800,000	3,975,750
Lowe's Cos., Inc.
4.000%, 04/15/25	2,300,000	2,543,714
Lumen Technologies Inc
5.625%, 04/01/25	2,000,000	2,157,500
Magna International, Inc. (Canada)
2.450%, 06/15/30	2,500,000	2,502,410
Masco Corp.
6.500%, 08/15/32	254,000	328,673
7.750%, 08/01/29	499,000	662,236
McDonald's Corp., MTN
3.700%, 01/30/26	2,300,000	2,534,658
MDC Holdings, Inc.
2.500%, 01/15/31	4,000,000	3,770,000
MercadoLibre, Inc.
2.375%, 01/14/26	4,000,000	3,970,800
Merck & Co., Inc.
2.350%, 06/24/40	2,800,000	2,584,950
Methanex Corp. (Canada)
5.125%, 10/15/27	1,800,000	1,840,500
MGM Resorts International
5.750%, 06/15/25	3,700,000	4,033,000
Microsoft Corp.
2.525%, 06/01/50	2,800,000	2,549,904
Murphy Oil USA, Inc.
4.750%, 09/15/29	3,800,000	3,990,000
Netflix, Inc.
4.375%, 11/15/26	3,500,000	3,910,375
Newell Brands, Inc.
4.700%, 04/01/26[5]	3,700,000	4,091,682
Nordstrom, Inc.
4.000%, 03/15/27	4,000,000	4,120,000
Northrop Grumman Corp.
3.200%, 02/01/27	2,300,000	2,491,660
Nuance Communications, Inc.
5.625%, 12/15/26	3,800,000	3,985,250
Owens Corning
7.000%, 12/01/36	1,900,000	2,593,586
	Principal Amount	Value

Parker-Hannifin Corp.
3.250%, 06/14/29	$2,300,000	$2,442,410
Penn National Gaming, Inc.
5.625%, 01/15/27[1]	4,000,000	4,150,000
Penske Automotive Group, Inc.
3.500%, 09/01/25	4,000,000	4,094,200
PepsiCo, Inc.
3.000%, 10/15/27	2,300,000	2,488,095
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, 04/15/26[1]	3,800,000	4,101,055
PTC, Inc.
3.625%, 02/15/25[1]	3,800,000	3,899,750
PulteGroup, Inc.
6.000%, 02/15/35	4,200,000	5,250,000
Qwest Corp.
7.250%, 09/15/25	560,000	656,600
Raytheon Technologies Corp.
3.950%, 08/16/25	2,300,000	2,553,574
RELX Capital, Inc.
4.000%, 03/18/29	2,300,000	2,535,514
Sally Holdings LLC/Sally Capital, Inc.
8.750%, 04/30/25[1]	3,500,000	3,895,938
Service Corp. International
3.375%, 08/15/30	4,200,000	4,099,410
SK Hynix, Inc. (South Korea)
2.375%, 01/19/31[1]	3,200,000	3,023,580
Starbucks Corp.
2.550%, 11/15/30	2,500,000	2,503,108
Steel Dynamics, Inc.
3.250%, 01/15/31	2,500,000	2,643,892
Sysco Corp.
2.400%, 02/15/30	5,000,000	4,961,162
Telecom Italia Capital, S.A. (Luxembourg)
6.000%, 09/30/34	4,665,000	5,290,810
6.375%, 11/15/33	3,400,000	4,029,000
Teleflex, Inc.
4.250%, 06/01/28[1]	4,000,000	4,145,000
Tenet Healthcare Corp.
4.875%, 01/01/26[1]	3,900,000	4,053,504
Texas Instruments, Inc.
1.375%, 03/12/25	2,500,000	2,542,701
Toll Brothers Finance Corp.
3.800%, 11/01/29	3,700,000	3,908,125
The Toro Co.
6.625%, 05/01/37	2,100,000	2,722,504
Travel + Leisure Co.
5.650%, 04/01/24[5]	3,800,000	4,113,500
TreeHouse Foods, Inc.
4.000%, 09/01/28	4,000,000	4,028,280

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 38.1% (continued)
TWDC Enterprises 18 Corp., MTN
1.850%, 07/30/26	$2,500,000	$2,555,174
United Parcel Service, Inc.
6.200%, 01/15/38	1,800,000	2,523,184
United Rentals North America Inc.
3.875%, 02/15/31	4,000,000	4,028,240
Valvoline, Inc.
4.250%, 02/15/30[1]	4,100,000	4,182,000
VeriSign, Inc.
5.250%, 04/01/25	2,300,000	2,596,240
Verizon Communications, Inc.
3.875%, 02/08/29	4,500,000	5,003,050
VF Corp.
2.950%, 04/23/30	2,500,000	2,587,424
Videotron, Ltd. (Canada)
5.375%, 06/15/24[1]	3,700,000	4,042,250
Walmart, Inc.
4.050%, 06/29/48	2,200,000	2,584,426
WESCO Distribution, Inc.
7.125%, 06/15/25[1]	3,700,000	4,045,950
Xylem, Inc.
2.250%, 01/30/31	5,200,000	5,098,300
Yum! Brands, Inc.
3.625%, 03/15/31	4,100,000	3,942,109

Total Industrials		391,647,739
Utilities - 1.6%
Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[2,3,4]	5,000,000	5,264,000
Empresa Nacional de Electricidad S.A. (Chile)
7.875%, 02/01/27	1,500,000	1,905,152
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	5,300,000	4,770,202
Northern States Power Co.
2.900%, 03/01/50	5,300,000	5,045,853

Total Utilities		16,985,207

Total Corporate Bonds and Notes (Cost $522,832,580)		534,116,003
Asset-Backed Securities - 0.4%
FAN Engine Securitization, Ltd. (Ireland)
Series 2013-1A, Class 1A 4.625%, 10/15/43[1,6]	7,795,272	3,858,659

Total Asset-Backed Securities (Cost $7,718,616)		3,858,659
	Principal Amount	Value

Mortgage-Backed Securities - 0.1%
PRPM LLC
Series 2021-2, Class A1 2.115, 03/25/24[1,3]	$895,000	$893,757

Total Mortgage-Backed Securities (Cost $894,989)		893,757
Municipal Bonds - 1.9%
California State General Obligation, School Improvements 7.550%, 04/01/39	3,000,000	4,846,348
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	3,800,000	5,025,014
Massachusetts School Building Authority Series B, 1.753%, 08/15/30	5,000,000	4,932,792
New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29	4,000,000	5,116,650

Total Municipal Bonds (Cost $20,054,544)		19,920,804
U.S. Government and Agency Obligations - 28.9%
Fannie Mae - 12.8%
FNMA
2.000%, 04/01/51	22,000,000	21,950,476
2.500%, 11/01/50	7,696,098	7,899,303
3.500%, 02/01/35 to 08/01/49	48,190,760	51,453,720
4.000%, 06/01/48 to 06/01/49	39,288,811	42,203,425
5.000%, 10/01/49	6,883,937	7,605,994

Total Fannie Mae		131,112,918
Freddie Mac - 9.8%
FHLMC
2.000%, 03/01/36	20,811,261	21,391,629
3.000%, 04/01/51	25,000,000	26,212,749
3.500%, 02/01/50	28,605,054	30,182,374
4.500%, 12/01/48	21,047,309	22,929,362

Total Freddie Mac		100,716,114
U.S. Treasury Obligations - 6.3%
U.S. Treasury Bonds
3.500%, 02/15/39	13,200,000	15,795,140
U.S. Treasury Notes
0.125%, 08/31/22 to 02/28/23	49,395,000	49,364,466

Total U.S. Treasury Obligations		65,159,606

Total U.S. Government and Agency Obligations (Cost $297,778,156)		296,988,638
Foreign Government Obligations - 1.9%
Chile Government International Bond (Chile) 2.550%, 01/27/32	5,000,000	5,036,350
The Korea Development Bank (South Korea) 0.500%, 10/27/23	5,000,000	4,999,602

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Foreign Government Obligations - 1.9% (continued)
Province of Ontario Canada (Canada) 1.050%, 05/21/27	$5,000,000	$4,890,143
Province of Quebec Canada (Canada) 1.350%, 05/28/30	5,200,000	4,939,379

Total Foreign Government Obligations (Cost $20,024,609)		19,865,474

	Shares
Short-Term Investments - 0.0%#
Other Investment Companies - 0.0%#
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[7]	88,129	88,129
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[7]	88,129	88,129
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.04%[7]	90,800	90,800

Total Short-Term Investments (Cost $267,058)		267,058
Value

Total Investments - 85.1% (Cost $869,570,552)	$875,910,393
Other Assets, less Liabilities - 14.9%	153,376,035
Net Assets - 100.0%	$1,029,286,428

#	Less than 0.05%.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of these securities amounted to $96,291,100 or 9.4% of net assets.
[2]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
[3]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Perpetuity Bond. The date shown represents the next call date.
[5]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[6]	Security's value was determined by using significant unobservable inputs.
[7]	Yield shown represents the March 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
National Insured	National Public Finance Guarantee Corp.
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
10-Year U.S. Treasury Note	USD	370	Long	06/21/21	$48,446,875	$(93,007)
U.S. Long Bond	USD	148	Long	06/21/21	22,879,875	(101,960)
U.S. Ultra Treasury Bond	USD	72	Long	06/21/21	13,047,750	(121,387)
					Total	$(316,354)

CURRENCY ABBREVIATIONS:
USD	US Dollar

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$534,116,003	—	$534,116,003
Asset-Backed Securities	—	—	$3,858,659	3,858,659
Mortgage-Backed Securities	—	893,757	—	893,757
Municipal Bonds	—	19,920,804	—	19,920,804
U.S. Government and Agency Obligations†	—	296,988,638	—	296,988,638
Foreign Government Obligations	—	19,865,474	—	19,865,474
Short-Term Investments
Other Investment Companies	$267,058	—	—	267,058
Total Investments in Securities	$267,058	$871,784,676	$3,858,659	$875,910,393
Financial Derivative Instruments - Liabilities
Interest Rate Futures Contracts	$(316,354)	—	—	$(316,354)
Total Financial Derivative Instruments	$(316,354)	—	—	$(316,354)

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2021:
Asset-Backed Securities
Balance as of December 31, 2020	$5,105,499
Accrued discounts (premiums)	1,437
Realized gain (loss)	5,551
Change in unrealized appreciation/depreciation	(697,665)
Purchases	—
Sales	(556,163)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2021	$3,858,659

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2021	$(906,840)

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of March 31, 2021. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of March 31, 2021	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)
Asset-Backed Securities	$3,858,659	Market Approach	Broker Quote Discount Rate	N/A 10%	N/A N/A	Increase Decrease
(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.